Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,356,129.50
Previously Paid Amount	24,230.02
Total Fee Amount	24,230.02
Total Offset Amount	0.00
Net Fee	$ 0.00